As filed with the Securities and Exchange Commission on December 8, 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2005

Date of reporting period: September 30, 2004

Item 1. Report to Stockholders.

McIntyre Global Equity Fund

November 8, 2004

Dear Fellow Shareholders:

Once again I have the honor of updating you on the markets, economy and, of course, the prospects for the Fund. The past six months have seen several changes in attitude concerning the strength of the economic recovery. For most of this time the Federal Reserve has been increasing short-term interest rates due to their belief that the slow down seen in the summer months was just what they called a “soft patch“ due mainly to the unexpected jump in oil prices. Oil prices, in fact, rose to over $55 per barrel as the war in Iraq and various natural calamities combined to cause supply concerns.

At the same time, the economy has continued to forge ahead and showed a growth rate of 3.7% for the third quarter with corporate profits continuing to accelerate due to the strong productivity trends that I have talked about in the past. In fact, earnings have jumped much higher than anticipated at the beginning of the year and the outlook for 2005 continues to see higher estimates being established.

Why then has the stock market put in a flat performance? The uncertainties of the political election have taken a toll on both consumer and investor confidence. However, the election is now behind us and the outlook for investor friendly policies looks better than in many years. The reduction in the capital gains tax rate and the dividend tax rate appear now to be on track to become permanent. This should, over the long run, increase the after tax value of profitable companies and by extension improve their stock prices.

This trend may have already begun. The market is up nine straight days as of now and this has not happened since 1997. A catch up move could be in the works to reflect the improved outlook for earnings and the economy.

One of the Fund’s holdings, for instance, is Microsoft Corporation. In a few short weeks the company will distribute nearly $32 billion via a special three dollar per share dividend. This simply would not have happened a couple of years ago without the recently changed tax laws. Many of the Fund’s other holdings have similarly initiated, or increased their dividends or stock buybacks. These names include Viacom, Cendant and Citigroup just to name a few.

In the long run stock prices reflect the best judgment by investors about the prospects for individual companies. This requires a point of view about the prospects for global growth and for tax and other regulatory policies. We feel the recent reelection of President Bush returns to office the most investor friendly President since Ronald Reagan. The possibility of tort reform, social security reform and tax simplification, not only is a positive for economic growth, but could also give many of our holdings greater opportunities to enhance their opportunities to grow.

In essence our portfolio is and always has been a proxy on the outlook of the global economy. With the nearly emerging markets of Eastern Europe and of course, the very fast growth in China and India the opportunities for our holdings from Citigroup to Motorola appear better today than in quite some time.

2

McIntyre Global Equity Fund

In the coming year, while interest rates at the short end will increase somewhat, I do not expect the longer term issues to falter greatly as the threat of inflation just cannot materialize given the global competitiveness which we have become accustomed to. That is why the Fund is loaded with global powerhouses who have the brand name and low cost structure to improve market share without raising prices. We believe these will be the successful companies of the future.

Obviously, the world scene does continue to have its challenges. The most notable being the war on terrorism and dealing with various rogue states. But the odds favor continued success and with it the markets and the Fund’s holdings should do quite well especially given their rather modest valuations as of the moment.

Lastly, I always like to remind my fellow shareholders that I continue to add substantially to my holdings in the Fund and have never sold one share in all of the seven and one half years that I have served as the Portfolio Manager. I thank you for your continued confidence and would like to take this opportunity to ask you to consider adding to your holdings in the event my view of the future plays out. Our firm provides a weekly commentary, which serves to update our outlook for the economy as well as our individual holdings. You can access this service online by contacting us at info@mcintyreinvestments.net.

Thank you.

Sincerely,

Thomas P. McIntyre, CFA
Portfolio Manager

The above discussion is based on the opinions of Thomas P. McIntyre, given the current economic environment and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The Fund invests in foreign securities which may involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund is non-diversified and is therefore more exposed to individual stock market volatility than a diversified fund.

Investors must consult their tax advisor or legal counsel for advice and information concerning their particular situation. Neither the Fund nor any of its representatives may give legal or tax advice. Mutual Fund investing involves risk; principal loss is possible.

Please refer to the schedule of investments in the report for complete fund holdings. Fund holdings are subject to change and are not recommendations to buy or sell any security.

This material must be preceded or accompanied by a prospectus.

3

McIntyre Global Equity Fund

ALLOCATION OF PORTFOLIO ASSETS - September 30, 2004
(Unaudited)

EXPENSE EXAMPLE - September 30, 2004
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/04 - 9/30/04).

Actual Expenses

The first set of lines of the table below provide information about actual account values and actual expenses, with actual net expenses being limited to 1.75% per the advisory agreement. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses,

4

McIntyre Global Equity Fund

EXPENSE EXAMPLE - September 30, 2004
(Unaudited) - (Continued)

and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/04	Ending Account Value 9/30/04	Expenses Paid During Period 4/1/04 - 9/30/04

Actual	$1,000.00	$ 882.80	$8.24
Hypothetical (5% return before expenses)	$1,000.00	$1,016.25	$8.82

5

McIntyre Global Equity Fund

PORTFOLIO OF INVESTMENTS BY INDUSTRY at September 30, 2004
(Unaudited)

Common Stocks: 99.61%	Shares	Market Value
Applications Software: 4.91%
Microsoft Corp. (United States)	20,000	$553,000

Consumer Services: 8.62%
Cendant Corp. (United States)	45,000	972,000

Diversified Manufacturing: 2.98%
General Electric Co. (United States)	10,000	335,800

Electronic Components - Semiconductors: 7.32%
LSI Logic Corp. (United States) *	43,327	186,739
Texas Instruments, Inc. (United States)	30,000	638,400
		825,139
Electronic Measurement Instruments: 5.74%
Agilent Technologies, Inc. (United States) *	30,000	647,100

Financial Services: 18.66%
Citigroup, Inc. (United States)	18,389	811,323
J.P. Morgan Chase & Co. (United States)	20,000	794,600
Merrill Lynch & Co., Inc. (United States)	10,000	497,200
		2,103,123
Hotels & Gaming: 7.11%
Caesars Entertainment, Inc. (United States) *	48,000	801,600

Media & Entertainment: 14.55%
Time Warner, Inc. (United States) *	60,000	968,400
Viacom, Inc. - Class B (United States)	20,000	671,200
		1,639,600
Retail: 7.22%
Best Buy Company, Inc. (United States)	15,000	813,600

Telecommunication Equipment: 11.36%
Motorola, Inc. (United States)	40,000	721,600
Nortel Networks Corp. (Canada) *	50,000	170,000
Scientific-Atlanta, Inc. (United States)	15,000	388,800
		1,280,400

See accompanying Notes to Financial Statements.

6

McIntyre Global Equity Fund

PORTFOLIO OF INVESTMENTS BY INDUSTRY at September 30, 2004
(Unaudited) - (Continued)

	Shares	Market Value
Telecommunication Services: 9.45%
Qwest Communications International, Inc. (United States) *	175,000	$582,750
Vodafone Group Plc (United Kingdom) #	20,000	482,200
		1,064,950
Wireless Equipment: 1.69%
RF Micro Devices, Inc. (United States) *	30,000	190,200

Total Common Stocks
(Cost $10,308,437)		11,226,512

Short-Term Investments: 0.00%	Shares	Value
Federated Cash Trust Series II
(Cost $564)	564	564

Total Investments in Securities
(Cost $10,309,001): 99.61%		11,227,076
Cash and Other Assets in Excess of Liabilities: 0.39%		43,406

Net Assets: 100.00%		$11,270,482

*	Non-income producing security.
#	ADR - American Depositary Receipt

See accompanying Notes to Financial Statements.

7

McIntyre Global Equity Fund

PORTFOLIO OF INVESTMENTS BY COUNTRY at September 30, 2004
(Unaudited)

Percent of Net Assets
Country

Canada	1.51%
United Kingdom	4.28%
United States	93.82%

Total Investments in Securities	99.61%
Cash and Other Assets in Excess of Liabilities	0.39%

Net Assets	100.00%

See accompanying Notes to Financial Statements.

8

McIntyre Global Equity Fund

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2004
(Unaudited)

ASSETS
Investments in securities, at value (cost $10,309,001)	$11,227,076
Receivables for:
Securities sold	60,999
Dividends and interest	4,816
Due from advisor	878
Prepaid expenses	18,690
Other assets	18,575
Total assets	11,331,034

LIABILITIES
Payables for:
Fund shares redeemed	24,188
Administration fees	2,466
Audit fees	8,210
Custody fees	1,088
Fund accounting fees	4,241
Shareholder reporting fees	7,355
Transfer agent fees	9,753
Accrued expenses	3,251
Total liabilities	60,552

NET ASSETS
$11,270,482

Net asset value per share ($11,270,482/1,700,055 shares outstanding;
50,000,000 shares authorized, $0.01 par value)	$6.63

COMPONENTS OF NET ASSETS
Paid-in capital	$13,896,223
Undistributed net investment loss	(51,451)
Accumulated net realized loss on investments	(3,492,365)
Net unrealized appreciation on investments	918,075
Net assets	$11,270,482

See accompanying Notes to Financial Statements.

9

McIntyre Global Equity Fund

STATEMENT OF OPERATIONS

For the Six Months Ended September 30, 2004 (Unaudited)
INVESTMENT INCOME

Income
Dividends	$58,783
Interest	311
Total Income	59,094

Expenses
Advisory fees (Note 3)	46,530
Transfer agent fees	23,553
Professional fees	19,361
Shareholder service fee	15,510
Administration fees (Note 3)	15,041
Fund accounting fees	12,334
Registration expense	10,882
Insurance expense	5,138
Trustee fees	4,118
Miscellaneous	3,487
Custody fees	2,258
Reports to shareholders	1,209
Total expenses	159,421
Less: expenses waived and reimbursed by Advisor	(50,851)
Net expenses before extraordinary expense	108,570
Extraordinary expense	1,975
Net expenses	110,545
Net investment loss	(51,451)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	213,675
Net change in unrealized appreciation/(depreciation) on investments	(1,769,878)
Net realized and unrealized depreciation on investments	(1,556,203)
Net Decrease in Net Assets Resulting from Operations	$(1,607,654)

See accompanying Notes to Financial Statements.

10

McIntyre Global Equity Fund

STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2004 (Unaudited)	For the Year Ended March 31, 2004

INCREASE/(DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment loss	$ (51,451)	$ (123,106)
Net realized gain on investments	213,675	1,236,636
Net unrealized appreciation/(depreciation)
on investments	(1,769,878)	5,256,778
Net increase/(decrease) in net assets
resulting from operations	(1,607,654)	6,370,308

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net decrease in net assets derived
from net change in outstanding shares (a)	(1,131,820)	(2,082,218)
Total increase/(decrease) in net assets	(2,739,474)	4,288,090

NET ASSETS
Beginning of period	14,009,956	9,721,866
End of period	$11,270,482	$14,009,956
Includes undistributed net investment loss of	$(51,451)	$—

(a) A summary of share transactions is as follows:

	Six Months Ended September 30, 2004 (Unaudited)		Year Ended March 31,2004

	Shares	Value	Shares	Value
Shares sold	39,888	$280,289	207,051	$1,280,108
Redemption fees retained	—	463	—	2,069
Shares redeemed	(204,758)	(1,412,572)	(521,895)	(3,364,395)
Net decrease	(164,870)	$(1,131,820)	(314,844)	$(2,082,218)

See accompanying Notes to Financial Statements.

11

McIntyre Global Equity Fund

FINANCIAL HIGHLIGHTS
for a capital share outstanding throughout the period

	For the Six Months Ended September 30, 2004		For the Year Ended March 31,
	(Unaudited)		2004	2003	2002	2001	2000
Net asset value,
beginning of period	$7.51		$4.46	$6.57	$12.69	$23.56	$14.97

INCOME FROM
INVESTMENT OPERATIONS
Net investment loss	(0.03)		(0.07)	(0.04)	(0.15)	(0.24)	(0.24)
Net realized and unrealized
gain/(loss) on investments	(0.85)		3.12	(2.07)	(3.72)	(8.90)	8.92

Total from investment operations .	(0.88)		3.05	(2.11)	(3.87)	(9.14)	8.68

LESS DISTRIBUTIONS
Distributions from
net realized gain	0.00		0.00	0.00	(2.25)	(1.73)	(0.09)

Total distributions	0.00		0.00	0.00	(2.25)	(1.73)	(0.09)

Paid-in capital
from redemption fees	0.00	(1)	0.00 (1)	0.00	0.00	0.00	0.00

Net asset value, end of period	$6.63		$7.51	$4.46	$6.57	$12.69	$23.56

Total return(2)	(11.72%)+		68.39%	(32.12%)	(33.07%)	(39.86%)	58.18%
Net assets, end of period (millions)	$11.3		$14.0	$9.7	$18.8	$43.5	$81.2

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
assets including interest expense:
Before fees waived and
expenses recouped by Advisor	2.60%++		2.60%	3.39%	2.40%	1.77%	2.26%
After fees waived and
expenses recouped by Advisor	1.78%++	(5)	1.90%(5)	1.77% (3)	1.78%	1.78%	1.79%
Ratio of net investment loss
to average net assets:
Before fees waived and
expenses recouped by Advisor	(1.65%)++		(1.65)%	(2.29%)	(1.98%)	(1.23%)	(1.62%)
After fees waived and
expenses recouped by Advisor	(0.83%)++	(6)	(0.95%) (6)	(0.67%) (4)	(1.36%)	(1.24%)	(1.15%)
Portfolio turnover rate	26.11%+		187.98%	36.98%	57.90%	68.76%	9.63%

See accompanying Notes to Financial Statements.

12

McIntyre Global Equity Fund

FINANCIAL HIGHLIGHTS - (Continued)
for a capital share outstanding throughout the period

+	Not Annualized.
++	Annualized.
(1)	Amount is less than $0.01.
(2)	Based on net asset value per share and including the reinvestment of dividends and distributions.
(3)	The annualized expense ratio included interest expense. The ratio excluding interest expense would have been 1.75% for the year ended March 31, 2003.
(4)	The net investment income ratio included interest expense. The ratio excluding interest expense would have been (0.66%) for the year ended March 31, 2003.
(5)
The annualized expense after reimbursement ratio includes extraordinary expenses, which relate to the October 1, 2003 name change. For the year ended March 31, 2004 and the six months ended September 30, 2004, the ratio would have been 1.75% excluding this expense.

(6)
The net investment income after reimbursement ratio includes extraordinary expenses relating to the October 1, 2003 name change. For the year ended March 31, 2004 and the six months ended September 30, 2004, the ratio would have been (0.80%) excluding this expense.

See accompanying Notes to Financial Statements.

13

McIntyre Global Equity Fund

NOTES TO FINANCIAL STATEMENTS at September 30, 2004
(Unaudited)

Note 1 - Organization

The McIntyre Global Equity Fund (the “Fund“), formerly known as The Dessauer Global Equity Fund, is a Delaware business trust that was organized on June 27, 1996 and registered under the Investment Company Act of 1940 (the “1940 Act“) as a non-diversified, closed-end management investment company. The Fund commenced operations on May 30, 1997 and has, as its objective, long-term capital appreciation. On April 22, 1999 the Fund ceased to operate as a closed-end fund and commenced operations as an open-end fund.

Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation. Securities traded on a national exchange or Nasdaq are valued at the last reported sale price at the close of regular trading on the last business day of the period. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP“). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at their current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board of Trustees determines during such 60-day period that amortized cost does not represent fair value.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period.

14

McIntyre Global Equity Fund

Interest income is translated at the exchange rates, which existed at the dates the income was accrued. Exchange gains and losses related to interest income are included in interest income on the accompanying Statement of Operations.

B. Security Transactions, Dividends and Distributions. Securities transactions are accounted for on the trade date. Realized gains and losses from security transactions are calculated using the specific identification method. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their federal tax treatment.

C. Federal Income Taxes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E. Share Valuation. The net asset value (“NAV“) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share. The Fund charges a 1.00% redemption fee on shares held less than sixty days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

F. Reclassification of Capital Accounts. The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant’s Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies.

15

McIntyre Global Equity Fund

Note 3 - Investment Advisory Fee and Other Transactions with Affiliates

The Fund entered into an Investment Advisory Agreement with McIntyre, Freedman & Flynn Investment Advisers, Inc. pursuant to which the Investment Adviser is responsible for providing investment advisory services to the Fund (the “Advisory Agreement“). Effective June 27, 1998 the Fund pays McIntyre, Freedman & Flynn Investment Advisers, Inc. a monthly fee at an annual rate of 0.75% of its average daily net assets. For the six months ended September 30, 2004, the Fund incurred $46,530 in advisory fees.

The Fund is responsible for its own operating expenses. The advisor has contractually agreed to limit the Fund’s total operating expenses by reducing all or a portion of its fees and reimbursing the Fund’s total operating expenses, for a one-year period, so that its ratio of expenses to average net assets, excluding extraordinary expenses, will not exceed 1.75%. Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, any time before the end of the third fiscal year following the year in which the fees waived and expense absorbed relate, provided the aggregate amount of the Fund’s current operation for such fiscal year does not exceed the applicable limitation of Fund’s expenses.

For the six months ended September 30, 2004, the Advisor absorbed expenses of $50,851. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Cumulative expenses subject to recapture amount to $529,164 at September 30, 2004. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

Cumulative expenses subject to recapture expire as follows:

Year	Amount
2005	$196,901
2006	$189,851
2007	$ 91,561
2008	$ 50,851

The Fund has entered into a Shareholder Servicing Agreement with McIntyre, Freedman & Flynn Investment Advisers, Inc. (the “Advisor“), under which the Fund pays servicing fees at an annual rate of 0.25% of the average daily net assets of the Fund. Payments to the Advisor under the Shareholder Servicing Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into Service Agreements with the Advisor for services provided to shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the six months ended September 30, 2004, the Fund incurred shareholder servicing fees of $15,510 under the agreement.

16

McIntyre Global Equity Fund

U.S. Bancorp Fund Services, LLC, (the “Administrator“) acts as administrator for the Fund. The Administrator prepares various federal and state regulatory filings, reports, and returns; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

Under $20 million	$30,000
$20 to $100 million	0.15% of average daily net assets
$100 to $200 million	0.10% of average daily net assets
Over $200 million	0.05% of average daily net assets

For the six months ended September 30, 2004, the Fund incurred $15,041 in administration fees.

U.S. Bancorp Fund Services, LLC provides fund accounting and transfer agency services for the Fund. Quasar Distributors, LLC (the “Distributor“) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

U.S. Bank, N.A., an affiliate of USBFS, serves as custodian to the Fund.

Certain officers and trustees of the Trust are also officers of the Administrator and the Distributor.

Note 4 - Concentration of Risk

The Fund invests a portion of its assets in foreign securities. Certain price and currency exchange fluctuations, as well as economic and political situations in the foreign jurisdictions, could have a significant impact on the Fund’s net assets.

17

McIntyre Global Equity Fund

Note 5 - Purchases and Sales of Securities

During the six months ended September 30, 2004, the aggregate purchases and sales of securities (excluding short-term investments) were $3,187,680 and $4,118,217, respectively.

Note 6 - Income Taxes

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and losses realized subsequent to October 31 on the sale of securities.

As of March 31, 2004, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$11,544,463
Gross tax unrealized appreciation	$2,706,450
Gross tax unrealized depreciation	(216,629)
Net tax unrealized appreciation	$2,489,821

Cumulative tax cost adjustments	$198,132
Undistributed ordinary income	$—
Undistributed long-term capital gain	—
Total distributable earnings	$—

(a) Represents cost for federal income tax purposes and differs from the cost for financial purposes due to wash sales.

At March 31, 2004, the Fund had a capital loss carryover of $3,507,908, which expires in 2010, available to offset future gains if any. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. As of March 31, 2004, the Fund had no post-October losses.

There were no distributions paid during the six months ended September 30, 2004 and the year ended March 31, 2004.

18

McIntyre Global Equity Fund

NOTICE TO SHAREHOLDERS September 30, 2004
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-560-0086, on the Fund’s website at http://www.mcintyreinvestments.net, or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2004

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-560-0086. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

Beginning with the quarter ending December 31, 2004, the Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund’s N-Q will also be available by calling 1-800-560-0086.

19

McIntyre Global Equity Fund

This material is intended for shareholders of the McIntyre Global Equity Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. The Fund invests in foreign securities which may involve greater volatility and political, economic and currency risks and differences in accounting methods. Fund holdings are subject to change and are not recommendations to buy or sell any security. Statements and other information herein are dated and are subject to change.

The Fund is distributed by Quasar Distributors LLC, Milwaukee, WI.

For more information, please call 1-800-560-0086.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holders.

The registrant’s independent directors/trustees serve as its nominating committee, however, they do not make use of a nominating committee charter. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 10. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date  12/6/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 12/6/04

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date  12/7/04

* Print the name and title of each signing officer under his or her signature.